Note 8 - Long-term Bank Loans	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Long-term Debt [Text Block]
8.	Long-Term Bank Loans

These consist of bank loans of the ship-owning companies and are as follows:

Borrower		December 31, 2017	December 31, 2018

Pantelis Shipping Corp.	(a)	4,440,000	-
Eirini Shipping Ltd. / Areti Shipping Ltd.	(b)	11,600,000	4,820,000
Kamsarmax One Shipping Ltd.	(c)	12,399,000	11,465,000
Ultra One Shipping Ltd.	(d), (e)	10,383,271	15,000,000
Kamsarmax Two Shipping Ltd	(f)	-	17,600,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp.	(g)	-	15,000,000
		38,822,271	63,885,000
Less: Current portion		(8,162,972)	(7,071,444)
Long-term portion		(30,659,299)	(56,813,556)
Deferred charges, current portion		195,705	140,789
Deferred charges, long-term portion		295,264	385,456
Long-term bank loans, current portion net of deferred charges		7,967,267	6,930,655
Long-term bank loans, long-term portion net of deferred charges		30,364,035	56,428,100

The future annual loan repayments are as follows:

To December 31:
2019	7,071,444
2020	6,908,889
2021	13,358,889
2022	5,626,778
2023	20,619,000
Thereafter	10,300,000
Total	63,885,000

(a)	This loan is a
$13,000,000
loan drawn by Pantelis Shipping Corp. on
December 15, 2009.
The loan was payable in
32
consecutive quarterly instalments,
four
in the amount of
$500,000
and
twenty-eight
in the amount of
$280,000,
with a
$3,160,000
balloon payment to be paid together with the final instalment in
September 2017.
The loan bore interest at LIBOR plus a margin of
2.70%.
 The loan was secured with the following: (i)
first
priority mortgage over M/V "Pantelis", (ii)
first
assignment of earnings and insurance of M/V "Pantelis", (iii) a corporate guarantee of Euroseas Ltd. (replaced by EuroDry Ltd. following the Spin-off) and (iv) a minimum cash balance equal to an amount of no
less than
$300,000
in an account maintained by Pantelis Shipping Corp. maintained with HSBC Bank Plc.

On
September 30, 2016,
the Company signed a Supplemental Agreement with HSBC Bank PLC to defer the six
remaining consecutive quarterly instalments of
$280,000
each (being
$1,680,000
in aggregate) until (a)
29
September 2017 (
being the initial final repayment date together with the balloon payment of
$3,160,000
in
one
bullet payment of
$4,840,000
) or (b) to extend the final repayment date of the deferred amount and the balloon payment until
29
December 2018
if Euroseas agreed with the current lender of M/V "Evridiki G" (being Credit Agricole) or any other bank the extension of the repayment date of her balloon instalment at least until her current charter matures in the first
quarter of
2018,
which was finally agreed. In this case, the outstanding amount of
$4,840,000
would be paid in
four
quarterly instalments, the
first
two
instalments of
$280,000
each, the
third
instalment in the amount of
$560,000
and the
fourth
instalment of
$3,720,000
comprised by
$560,000
and the balloon payment. The
first
instalment was paid in
March 2018
and the following instalments at quarterly intervals thereafter and the last one
in
December 2018.
The asset coverage ratio was reduced from
130%
to
75%
until
December 31, 2017.
A cash sweep mechanism was put in place until the entire deferred amount is repaid. A cash collateral amount of
$300,000
(corresponding to the minimum cash balance requirement) was pledged in the cash collateral account of the owner of M/V "Eirini P"/M/V "Tasos" or of Euroseas as corporate guarantor. A prepayment of
$0.4
million was also made within
2017
and a prepayment of
$1.0
million was made in
2018
for the loan of Pantelis Shipping Corp. These prepayments were deducted from balloon repayment of the said loan based on the agreement between Euroseas and HSBC Bank Plc. The loan was fully repaid and refinanced by the National Bank of Greece, as explained in note (g) below,
in
November 2018.

(b)
This loan is a
$15,300,000
loan drawn by Eirini Shipping Ltd. and Eleni Shipping Ltd. jointly, ("Eirini Loan"), on
June 25, 2014.
The parties agreed in principle on
September 30, 2016
to replace
one
of the underlying collaterals of the Eirini Loan (M/V "Eleni P") with a similar vessel, which in
December 2016,
was approved to be M/V "Tasos" (owned by Areti Shipping Ltd.). The loan was payable in
20
equal consecutive quarterly instalments of
$350,000
each, with an
$8.3
million balloon payment to be paid together with the final instalment in
June 2019.
The loan bears interest at LIBOR plus a margin of
3.75%.
The loan was secured with the following: (i)
first
priority mortgage over M/V "Eirini P." and M/V "Tasos.", (ii)
first
assignment of earnings and insurance of M/V "Eirini P." and M/V "Tasos", (iii) a corporate guarantee of Euroseas Ltd.
(replaced by EuroDry Ltd. following the Spin-off).

On
September 30, 2016,
the Company signed a Supplemental Agreement with HSBC Bank PLC. The outstanding balance of the "Eirini Loan" of
$12,850,000
prior to the closing of the Supplemental Agreement was reduced to
$11,600,000
via prepayment using the cash collateral of
$1,250,000
(which was effected after the signing of the Supplemental Agreement). In addition, seven
principal instalments of
$350,000
each, from
June 2016
to
December 2017
were deferred. Repayment of the loan resumed in
March 2018
and the outstanding balance of
$11,600,000
will be repaid in
two
quarterly instalments of
$350,000
each,
four
of
$725,000
each plus a balloon payment of
$8,000,000
due in
May 2019.
The asset coverage ratio was reduced from
130%
to
75%
until
December 31, 2017.
A cash sweep mechanism was put in place until the entire deferred amount is repaid. A cash collateral amount of
$600,000
(corresponding to the minimum cash balance requirement) is to be pledged in the cash collateral account of M/V "Eirini P" / M/V "Tasos". For the avoidance of doubt the aforementioned cash collateral is in addition to the cash collateral required to be maintained in the cash collateral account pursuant to the loan agreement of Pantelis Shipping Corp. M/V "Eleni P" was sold on
January 26, 2017
and the proceeds from the sale were contributed to the Company by Euroseas during
2017
and were used to partly pay for the acquisition of M/V "Tasos".  HSBC Bank Plc. agreed to the sale of M/V "Eleni P" and the substitution of such vessel with M/V "Tasos" as collateral for the loan.
A prepayment of
$0.45
million was also made within
2018,
which was deducted from the balloon repayment of the said loan based on the agreement between Euroseas and HSBC Bank Plc.
The loan was partly repaid in
December 2018
through the refinancing by the National Bank of Greece as explained in note (g) below. The only vessel remaining in the facility is Eirini P whilst there are two
quarterly principal payments of
$405,000
each ,due in
2019
and a balloon amount of
$4,010,000
million due on
May 26, 2019
to be paid together with the last instalment. The Security Cover ratio for this facility stands at
130%.
In
April 2019,
the Company entered into a term sheet with HSBC Bank PLC to refinance the specific loan, as explained in Note
17.

(c)	On
February 17, 2016,
the Company signed a term loan facility with Nord LB and, on
February 25, 2016,
a loan of
$13,800,000
was drawn by Kamsarmax One Shipping Ltd. to partly finance the pre-delivery installment of M/V "Xenia". The loan is to be repaid in fourteen
consecutive equal semi-annual installments of
$467,000
plus a balloon amount of
$7,262,000.
 The loan bears interest at LIBOR plus a margin of
2.95%.
The loan is secured with (i)
first
priority mortgage over M/V "Xenia", (ii)
first
assignment of earnings and insurance of M/V "Xenia", (iii) a corporate guarantee of Euroseas Ltd
(replaced by EuroDry Ltd. following the Spin-off)
and other covenants and guarantees similar to the rest of the loans of the Company.

(d)
On
March 20, 2015,
the Company signed a term loan facility with HSH Nordbank AG of up to the lesser of
$19.00
million or
62.5%
of the market value of Hull
No.
DY160
(named Alexandros P) upon its delivery to partly finance the construction cost. A commitment fee of
0.9%
per annum was payable until the loan was drawn. On
April 28, 2016
and on
October 27, 2016,
the Company signed supplemental loan agreements to the term loan facility signed on
March 20, 2015
extending the allowed drawdown period until
October 31, 2016
and subsequently until
January 31, 2017
to account for delays in the construction of the Hull
No.
DY160,
and reducing the maximum loan amount to
55%
of the market value of the vessel at delivery. On
January 25, 2017
the Company drew
$10,862,500
from HSH Nordbank AG, to partly finance the pre-delivery installment of M/V "Alexandros P". The loan is payable in thirteen
equal consecutive quarterly instalments of
$159,743
each commencing from
April 2017,
with a balloon payment of
$8,785,841
to be paid together with the last instalment in
April 2020.
The loan bears interest at LIBOR plus a margin of
3.00%.
The loan is secured with (i)
first
priority mortgage over M/V "Alexandros P.", (ii)
first
assignment of earnings and insurance of M/V "Alexandros P.", (iii) a corporate guarantee of Euroseas Ltd
(replaced by EuroDry Ltd. following the Spin-off)
and other covenants and guarantees similar to the rest of the loans of the Company. This loan was fully refinanced in
October 2018
by Eurobank as explained in note (e) below.

(e)	On
October 1, 2018,
the Company signed a term loan facility with Eurobank Ergasias S.A. (EFG) of up to
$15.00
million or the
60%
of the market value of
M/V "Alexandros P."
, for the purpose of refinancing the outstanding loan facility of
HSH Nordbank AG and providing working capital. The new facility was drawn in
October 2018.
The loan is payable in
twenty eight
consecutive equal quarterly instalments of
$235,000
each, followed by a balloon payment of
$8,420,000
to be paid together with the last instalment in
October 2025.
The loan bears interest at LIBOR plus a margin of
3.25%.
The loan is secured with (i)
first
priority mortgage over M/V "Alexandros P.", (ii)
first
assignment of earnings and insurance of M/V "Alexandros P.", (iii) a corporate guarantee of EuroDry Ltd and other covenants and guarantees similar to the rest of the loans of the Company. The Security Cover ratio for this facility stands at
120%.
The Company paid loan arrangement fees of
$135,000
for this loan.

(f)
On
April 27, 2018,
the Company signed a term loan facility with HSBC Bank plc. of
$18.4
million drawn by Kamsarmax Two Shipping Ltd. to finance
70%
of the construction cost but
no
more than
70%
of the market value of M/V "Ekaterini", subject to the existence of a time charter at the time of drawdown, for a minimum period of
24
months approved by the lender. The loan is payable in
twenty
consecutive quarterly instalments commencing from
July 2018,
eight
in the amount of
$400,000
and
twelve
in the amount of
$325,000,
with a
$11,300,000
balloon payment to be paid together with the last instalment in
April 2023.
The interest rate margin is
2.80%
over LIBOR. The loan will be secured with (i)
first
priority mortgage over M/V "Ekaterini", (ii)
first
assignment of earnings and insurance of M/V "Ekaterini" and (iii) other covenants and guarantees similar to the remaining loans of the Company. The Security Cover ratio for this facility stands at
130%.
The Company paid loan arrangement fees of
$147,200
for this loan.

(g)	On
November 27, 2018,
the Company signed a term loan facility with the National Bank of Greece S.A. (NBG) and a loan of
$15,000,000
was drawn by Light Shipping Ltd., Areti Shipping Ltd. and Pantelis Shipping Corp. for the purpose of refinancing the existing loans with HSBC Bank PLC regarding M/V “Pantelis” and M/V “Tasos” and financing part of the acquisition cost of M/V “Starlight”. The loan is payable in twelve
consecutive equal quarterly installments of
$700,000,
commencing from
February 2019,
plus a balloon amount of
$6,600,000
to be paid together with the last instalment in
November 2021.
The margin of the loan is
3.25%
above LIBOR. The loan is secured with (i)
first
priority mortgages over M/V “Starlight”, M/V “Pantelis ” and M/V “Tasos” (ii)
first
assignment of earnings and insurance of M/V “Starlight”, M/V “Pantelis ” and M/V “Tasos”, (iii) a corporate guarantee of EuroDry Ltd and other covenants and guarantees similar to remaining loans of the Company.
The Security Cover ratio for this facility stands at
125%.
The Company paid loan arrangement fees of
$150,000
for this loan.

In addition to the terms specific to each loan described above, all the above loans are secured with a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the hull ratio cover (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from
120%
to
130%
as of
December 31, 2018),
restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e.
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan instalments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to
$3,644,499
and
$3,378,955
as of
December 31, 2017
and
2018,
respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of
December 31, 2018,
all the debt covenants are satisfied.

Interest expense for the years ended
December 31, 2016,
2017
and
2018
amounted to
$689,726,
$1,608,348
and
$2,516,216,
respectively. Capitalized interest for the years ended
December 31, 2016,
2017
and
2018
amounted to
$497,813,
$123,697
and
$173,841,
respectively.